Fee and Commission Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission income [abstract]
Linked to deposits	$ 12,013,206	$ 15,625,680	$ 15,320,959
Linked to credit cards	8,574,713	5,161,923	7,641,939
Insurance Agent Fee	1,437,672	1,545,159	1,817,747
From Foreign Currency Transactions	1,312,183	1,474,105	1,221,029
Linked to Securities	321,586	166,561	326,800
From Guarantees Granted	3,821	2,727	6,490
Total Fee and Commission Income	$ 23,663,181	$ 23,976,155	$ 26,334,964